Geographic and Significant Customer Information - Schedule of Sets Forth Reporting Revenue Information (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		$ 1,818	$ 1,250
United States [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		608	371
Poland [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		229	27
Spain [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		50	187
Italy [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		122	175
Israel [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue		4	10
Other [Member]
Schedule of Sets Forth Reporting Revenue Information [Line Items]
Revenue	[1]	$ 805	$ 480

[1]	No country included in Others represented more than 10% of consolidated revenues.